UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2007
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    130 Turner Street, Building 3, Suite 600, Waltham, MA
02453
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   David J. Breazzano
Title:   Member
Phone:   781-283-8500

Signature, Place, and Date of Signing:


__________________
David J. Breazzano     Waltham, MA        May 14, 2007

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:           	13
Form 13F Information Table Value Total:      	113,397
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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
Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE


BASSETT FURNITURE INDS INC	COM	070203104	5,183	352,103	SH		SOLE		352,103
BLOCKBUSTER INC	CL A	093679108	18,368	2,852,186	SH		SOLE		2,852,186
COMPASS MINERAL INTL INC	COM	20451N101	6,847	205,000	SH		SOLE		205,000
ISLE OF CAPRI CASINOS INC.	COM	464592104	13,109	511,667	SH		SOLE		511,667
JOHNSON OUTDOORS INC	CL A	479167108	5,283	288,835	SH		SOLE		288,835
MTR GAMING GROUP INC	COM	553769100	16,523	1,263,196	SH		SOLE		1,263,196
MEADOW VY CORP	COM	583185103	1,423	109,766	SH		SOLE		109,766
METRETEK TECHNOLOGIES INC	COM	59159Q107	15,146	1,135,389	SH		SOLE		1,135,389
MULTIMEDIA GAMES INC	COM 	625453105	2,623	220,432	SH		SOLE		220,432
NORTHWESTERN CORP	COM NEW	668074305	8,473	239,139	SH		SOLE		239,139
PORTLAND GNE ELEC CO	COM NEW	736508847	8,760	300,000	SH		SOLE		300,000
REGAL ENTMT GROUP	CL A	758766109	11,102	558,719	SH		SOLE		558,719
WCA WASTE CORP	COM 	92926K103	557	73,279	SH		SOLE		73,279
GRAND TOTAL	113,397	8,109,711	8,109,711
